TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES	12 Months Ended
Dec. 31, 2013
Transactions With Affiliates And Affiliated Entities
TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES

17. TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES

Management Agreements

Newcastle is party to a Management Agreement with its Manager which provides for automatically renewing one-year terms subject to certain termination rights. The Manager’s performance is reviewed annually and the Management Agreement may be terminated by Newcastle by payment of a termination fee, as defined in the Management Agreement, equal to the amount of management fees earned by the Manager during the twelve consecutive calendar months immediately preceding the termination, upon the affirmative vote of at least two-thirds of the independent directors, or by a majority vote of the holders of common stock. Pursuant to the Management Agreement, the Manager, under the supervision of Newcastle’s board of directors, formulates investment strategies, arranges for the acquisition of assets, arranges for financing, monitors the performance of Newcastle’s assets and provides certain advisory, administrative and managerial services in connection with the operations of Newcastle. For performing these services, Newcastle pays the Manager an annual management fee equal to 1.5% of the gross equity of Newcastle, as defined, including adjustments for return of capital dividends.

The Management Agreement provides that Newcastle will reimburse the Manager for various expenses incurred by the Manager or its officers, employees and agents on Newcastle’s behalf, including costs of legal, accounting, tax, auditing, administrative and other similar services rendered for Newcastle by providers retained by the Manager or, if provided by the Manager’s employees, in amounts which are no greater than those which would be payable to outside professionals or consultants engaged to perform such services pursuant to agreements negotiated on an arm’s-length basis.

To provide an incentive for the Manager to enhance the value of the common stock, the Manager is entitled to receive an incentive return (the “Incentive Compensation’’) on a cumulative, but not compounding, basis in an amount equal to the product of (A) 25% of the dollar amount by which (1) (a) the Funds from Operations (defined as the net income available for common stockholders before Incentive Compensation, excluding extraordinary items, plus depreciation of operating real estate and after adjustments for unconsolidated subsidiaries, if any) of Newcastle per share of common stock (based on the weighted average number of shares of common stock outstanding) plus (b) gains (or losses) from debt restructuring and from sales of property and other assets per share of common stock (based on the weighted average number of shares of common stock outstanding), exceed (2) an amount equal to (a) the weighted average of the price per share of common stock in the IPO and the value attributed to the net assets transferred to Newcastle by its predecessor, and in any subsequent offerings by Newcastle (adjusted for prior return of capital dividends or capital distributions) multiplied by (b) a simple interest rate of 10% per annum (divided by four to adjust for quarterly calculations) multiplied by (B) the weighted average number of shares of common stock outstanding.

Newcastle is party to the Senior Housing Management Agreement with Holiday and Blue Harbor. Pursuant to the property management agreements with Holiday, Newcastle pays management fees equal to either (i) 5% of the property’s effective gross income (as defined in the agreements) or (ii) 6% of the property’s effective gross income (as defined in the agreements) for the first two years and 7% thereafter. Pursuant to the property management agreements with Blue Harbor, Newcastle pays management fees equal to 6% of the property’s effective gross income (as defined in the agreement) for the first two years and 7% thereafter. As the owner of managed properties, Newcastle is responsible for the properties’ operating costs, including repairs, maintenance, capital expenditures, utilities, taxes, insurance and the payroll expense of property-level employees. The payroll expense is structured as a reimbursement to the property manager, who is the employer of record in order for Newcastle to comply with REIT requirements (Newcastle reimbursed the Senior Housing Managers for $23.9 million and $7.9 million of property-level payroll expenses during the years ended December 31, 2013 and 2012, respectively, which is included in property operating expenses in the consolidated statements of income).

	Amounts incurred under the management agreements (in millions)
	2013	2012	2011
Management Fees (A)	$32.6	$24.2	$17.8
Expense Reimbursement to the Manager	0.5	0.5	0.5
Incentive Compensation	—	—	—
Total management fees to affiliate	$33.1	$24.7	$18.3

(A)	During 2013, Newcastle paid management fees of $27.6 million, $3.5 million and $1.5 million to its Manager, Blue Harbor and Holiday, respectively. In 2012, Newcastle paid management fees of $23.1 million and $1.1 million to its Manager and Blue Harbor, respectively.

At December 31, 2013, Fortress, through its affiliates, and principals of Fortress, owned 6.4 million shares of Newcastle’s common stock and Fortress, through its affiliates, had options relating to an additional 27.5 million shares of Newcastle’s common stock (Note 16).

At December 31, 2013 and 2012, due to affiliates (Note 2) was comprised of $5.9 million and $3.6 million, respectively, of management fees and expense reimbursements payable to the Manager and to the Senior Housing Managers.

Other Affiliated Entities

In April 2006, Newcastle securitized Subprime Portfolio I and, through Securitization Trust 2006, entered into a servicing agreement with a subprime home equity mortgage lender (the “Subprime Servicer”) to service this portfolio. In July 2006, private equity funds managed by an affiliate of Newcastle’s Manager completed the acquisition of the Subprime Servicer. As compensation under the servicing agreement, the Subprime Servicer will receive, on a monthly basis, a net servicing fee equal to 0.5% per annum on the unpaid principal balance of the portfolio. In March 2007, through Securitization Trust 2007, Newcastle entered into a servicing agreement with the Subprime Servicer to service Subprime Portfolio II under substantially the same terms. The outstanding unpaid principal balances of Subprime Portfolios I and II were approximately $372.7 million and $506.6 million at December 31, 2013, respectively.

In April 2010, Newcastle, through two of its CDOs, made a cash investment of $75.0 million in a new real estate related loan to a portfolio company of a private equity fund managed by an affiliate of Newcastle’s Manager. Newcastle’s chairman is an officer of the borrower. This investment improves the applicable CDOs’ results under some of their respective tests, and is expected to yield approximately 22%. The loan is secured by subordinated interests in the properties of the borrower and its maturity has been extended to June 2019. Interest on the loan will be accrued and deferred until maturity.

In January 2011, Newcastle, through two of its CDOs, made a cash investment of approximately $47 million in a portion of a new secured loan to a portfolio company of a private equity fund managed by Newcastle’s Manager. Newcastle’s chairman and secretary are officers or directors of the borrower. The terms of the loan were negotiated by a third party bank who acted as agent for the creditors on the loan. At closing, Newcastle received an origination fee on the loan equal to 2% of the amount of cash it loaned to the portfolio company, which was the same fee received by other creditors on the loan. In February 2011, the portfolio company repaid the loan in full.

As of December 31, 2013, Newcastle held on its balance sheet total investments of $185.6 million face amount of real estate securities and related loans issued by affiliates of the Manager. Newcastle earned approximately $36.5 million, $25.8 million and $22.5 million of interest on investments issued by affiliates of the Manager for the years ended December 31, 2013, 2012 and 2011, respectively.

In each instance described above, affiliates of Newcastle’s Manager have an investment in the applicable affiliated fund and receive from the fund, in addition to management fees, incentive compensation if the fund’s aggregate investment returns exceed certain thresholds.